Goodwill (Details)	9 Months Ended
Sep. 30, 2022 USD ($)
Intellectual Property Net And Goodwill
Goodwill, Beginning Balance	$ 0
Goodwill, Period Increase (Decrease)	6,562,028
Goodwill, Ending Balance	$ 6,562,028